Investing in Ourselves: Harnessing Pension Capital for Real Estate Development and Union Job Creation Cleveland Capital Strategies Session May 16, 2019

Cycle of Sustainable Investment HIT finances Union pension development funds invest projects through in HIT guaranteed 1 2 securities The HIT Investment Construction Union workers 5 Cycle 3 securities help contribute to provide competitive pension funds returns 4 Construction projects generate good union jobs

Features of the HIT: 35 Years of Impact Investing* HIT Invested $11.6 billion nationally (in current dollars) since inception in 1984 Financed 514 projects in 29 states; $19.9 billion total development investment; $30.1 billion in total economic activity All construction utilizes 100% union labor Output Results (1984-2019) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion (2018$) Total Jobs Created 180,871 Total Income Generated $11.8 Billion (2018$) Total Economic Impact $30.1 Billion (2018$) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments The HIT offers investors: Collateral Benefits: Competitive Returns Union Construction Jobs Low Credit Risk Investment Affordable Housing Diversification Economic Impact

Investment Objective and Strategy OBJECTIVE: Generate competitive risk-adjusted fixed-income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY: Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate. Overweight government/agency multifamily mortgage-backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.

AFL-CIO Housing Investment Trust Features of the HIT: Competitive Returns A nearly $6.1 billion investment grade fixed-income portfolio Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission Monthly unit valuation and income distribution independent third party pricing provides integrity Record of consistent and competitive returns Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended March 31, 2019 was 4.16%, 1.72%, 2.66%, and 3.43%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT’s website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus.

AFL-CIO Housing Investment Trust History of the HIT Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). Created by concept of George Meany, based on his discussions with Dr. Martin Luther King, Jr. 100 percent union labor requirement for all of its multifamily housing investments. Signing of the Housing Bill of 1965. Albert Shanker, president of the United Federation Photo Credit: George Meany Memorial of Teachers from 1964 to 1985 and president of the Archives American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit: Walter P. Reuther Library - Wayne State University

AFL-CIO Housing Investment Trust Investments in the Midwest Region Since Inception (1984-2019)* Chicago Twin Cities St. Louis TOTAL Midwest # of Projects 50 61 32 242 HIT Investment ($) $811 million $1.1 billion $769 million $4.2 billion Total Dev. Cost ($) $1.8 billion $1.8 billion $1.2 billion $7.3 billion Union Construction 17.5 million 15.3 million 13.5 million 66.6 million Hours Housing Units 11,727 8,915 5,067 38,096 Total Economic Impact $2.8 billion $3.0 billion $2.1 billion $11.4 billion *Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

AFL-CIO Housing Investment Trust HIT Investments: New Construction Church & State (Project 29) Cleveland, OH HIT Commitment $39,000,000 Total Development Cost $54,834,231 Total Housing Units 158 Estimated Union Job Hours 459,220 Riverdale Station East Coon Rapids, MN HIT Commitment $28,350,000 Total Development Cost $38,273,494 Total Housing Units 180 Estimated Union Job Hours 325,650 The Chamberlain Richfield, MN HIT Commitment $48,277,000 Total Development Cost $62,509,690 Total Housing Units 316 Estimated Union Job Hours 420,570 *Source: Pinnacle Economics, Inc., and HIT. Job figures are estimates calculated using IMPLAN, an input-output model, based on HIT project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

AFL-CIO Housing Investment Trust HIT Investments: Substantial Rehabilitation West Town Housing Preservation Chicago, IL HIT Commitment $60,404,300 Total Development Cost $121,182,660 Total Housing Units 318 Estimated Union Job Hours 1,088,890 Mark Twain SRO Apartments Chicago, IL HIT Commitment $27,278,700 Total Development Cost $39, 905,499 Total Housing Units 148 Estimated Union Job Hours 185,700 Rolla Apartments Rolla, MO HIT Commitment $5,188,300 Total Development Cost $21,700,000 Total Housing Units 150 Estimated Union Job Hours 208,310 *Source: Pinnacle Economics, Inc., and HIT. Job figures are estimates calculated using IMPLAN, an input-output model, based on HIT project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

AFL-CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

AFL-CIO Housing Investment Trust

AFL-CIO Housing Investment Trust Features of Building America CDE BuildingAmerica, a nationalCDE, has received $185 million in NMTC awards to date. As of March 2019, Building America CDE has closed $133.5 million of its own allocation and $340.9 million of additionally sourced co-allocation to support $932 million in total project costs in 17 projects, which include mixed-use projects, community facilities, and industrial facilities.

AFL-CIO Housing Investment Trust Detroit Manufacturing Systems Building America CDE $8,500,000 New Markets Tax Credits Total Development Cost $36,928,000 Jobs Across Industries 610 Workforce Training Center 482,500 SF Detroit Manufacturing Systems Detroit & Toledo DMS is a minority- and woman-owned Tier 1 and Tier 2 automotive supplier, manufacturing cockpit assemblies, door trim, center consoles, and under hood and underbody components. DMS was formed in 2012 by 25 production and supply chain experts and now has more than 850 full-time unionized (UAW Local 600) employees operating 16 injection molding presses and 5 production lines at their 482,500 square foot facility in Detroit. In 2015 alone, DMS produced more than 1 million instrument panels. The $35 million New Markets Tax Credit (NMTC) funding will be an operating business loan, used for equipment and other expansion costs, not real estate-related costs. The operating business loan will fund the equipment needed for an expansion of the production facility at the current Detroit, MI facility and will allow for the commencement of operations at the newly constructed facility in Toledo, OH. *Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.

AFL-CIO Housing Investment Trust

AFL-CIO Housing Investment Trust HIT Advisers Created in October 2016. Wholly-owned investment adviser subsidiary of the HIT. Able to provide advisory services, sponsor additional investment products, such as the TDF. Offers consulting services to labor unions for real estate repositioning, site plan development, etc.